PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 68.8%
	AEROSPACE & DEFENSE - 6.1%
20,000	AAR Corporation(a)	$ 2,858,600
2,875	Honeywell Aerospace Inc.(a)	635,605
18,000	Park Aerospace Corporation	686,880
		4,181,085
	AUTOMOBILE COMPONENTS - 4.3%
11,000	Modine Manufacturing Company(a)	2,937,220

	BANKS - 2.4%
5,000	JPMorgan Chase & Company	1,636,650

	BROADLINE RETAIL - 4.7%
9,000	Amazon.com, Inc.(a)	2,145,060
600	MercadoLibre, Inc.(a)	1,018,434
		3,163,494
	COMMERCIAL SERVICES & SUPPLIES - 3.7%
11,000	VSE Corporation	2,513,500

	CONSTRUCTION & ENGINEERING - 1.4%
1,300	Quanta Services, Inc.	936,052

	CONSUMER FINANCE - 2.7%
5,450	American Express Company	1,843,463

	ELECTRICAL EQUIPMENT - 0.9%
500	GE Vernova, Inc.	587,430

	FINANCIAL SERVICES - 7.0%
4,100	Mastercard, Inc., Class A	2,105,760
20,000	Toast, Inc., Class A(a)	556,400
6,000	Visa, Inc., Class A	2,058,540
		4,720,700
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
2,350	Intuitive Surgical, Inc.(a)	934,548

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 68.8% (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.7% (Continued)
2,850	Stryker Corporation			$ 897,294
				1,831,842
	INDUSTRIAL CONGLOMERATES - 1.0%
2,875	Honeywell International, Inc.			643,713

	INTERACTIVE MEDIA & SERVICES - 4.4%
8,250	Alphabet, Inc., Class A			2,948,303

	OIL, GAS & CONSUMABLE FUELS - 5.2%
9,000	Exxon Mobil Corporation			1,230,480
30,000	Kinder Morgan, Inc.			959,100
8,000	Phillips 66			1,352,400
				3,541,980
	PHARMACEUTICALS - 1.4%
800	Eli Lilly & Company			959,544

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
6,200	Advanced Micro Devices, Inc.(a)			3,601,642
22,000	NVIDIA Corporation			4,401,979
5,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR			2,387,850
				10,391,471
	SOFTWARE - 2.9%
5,200	Microsoft Corporation			1,939,704

	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
6,000	Apple, Inc.			1,736,160

	TOTAL COMMON STOCKS (Cost $17,609,462)			46,512,311

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.6%
	AEROSPACE & DEFENSE — 1.3%
1,000,000	Boeing Company (The)	2.9500	02/01/30	941,654

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.6% (Continued)
	BANKING — 10.7%
1,000,000	Amalgamated Financial Corporation(b)	TSFR3M + 2.300%	3.2500	11/15/31	$ 983,663
1,200,000	Banc of California, Inc.(b)	TSFR3M + 4.195%	7.8590	10/30/30	1,195,671
500,000	Flagstar Bancorp, Inc.(b)	TSFR3M + 3.910%	7.5730	11/01/30	477,039
500,000	JPMorgan Chase & Company		5.0000	01/31/34	489,018
1,000,000	JPMorgan Chase & Company		5.0000	12/13/34	981,316
1,575,000	Pinnacle Financial Partners, Inc.(b)	TSFR3M + 3.037%	6.7010	09/15/29	1,572,723
500,000	US Bancorp		5.4500	07/30/35	498,860
275,000	Wells Fargo & Company(b)	SOFRRATE + 1.380%	5.2110	12/03/35	275,017
750,000	Western Alliance Bancorp(b)	TSFR3M + 2.250%	3.0000	06/15/31	729,900
					7,203,207
	ELEC & GAS MARKETING & TRADING — 1.2%
750,000	Jersey Central Power & Light Company		6.1500	06/01/37	795,908

	ELECTRIC UTILITIES — 5.3%
500,000	AEP Texas, Inc.		5.7000	05/15/34	516,886
500,000	Appalachian Power Company		6.3750	04/01/36	533,000
500,000	Connecticut Light and Power Company (The)		5.7500	09/15/34	512,163
1,000,000	National Grid USA		5.8750	04/01/33	1,029,903
550,000	National Rural Utilities Cooperative Finance		5.8000	01/15/33	578,182
400,000	Public Service Company of Colorado		5.1500	09/15/35	398,214
					3,568,348
	HEALTH CARE FACILITIES & SERVICES — 0.8%
92,526	CVS Pass-Through Trust		6.9430	01/10/30	94,908
500,000	HCA, Inc.		3.5000	09/01/30	474,598
					569,506
	HOME CONSTRUCTION — 1.6%
1,000,000	Masco Corporation		7.7500	08/01/29	1,070,827

	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
500,000	Goldman Sachs Group, Inc. (The)		4.8000	11/29/31	501,204
500,000	Goldman Sachs Group, Inc. (The)		5.0000	05/27/33	504,127

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.2% (Continued)
500,000	Goldman Sachs Group, Inc. (The)	6.4500	05/01/36	$ 533,047
310,000	Jefferies Financial Group, Inc.(c)	5.2500	11/29/28	305,637
1,000,000	Morgan Stanley Finance, LLC	5.0000	06/28/32	983,239
				2,827,254
	INTERNET MEDIA & SERVICES — 0.5%
350,000	VeriSign, Inc.	4.7500	07/15/27	350,053

	OIL & GAS PRODUCERS — 1.5%
1,000,000	El Paso Natural Gas Company, LLC	7.5000	11/15/26	1,008,989

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
450,000	Weyerhaeuser Company	6.8750	12/15/33	494,767

	SOFTWARE — 1.0%
750,000	Oracle Corporation	5.2000	09/26/35	703,177

	TRANSPORTATION & LOGISTICS — 0.8%
500,000	Union Pacific Corporation	5.1000	02/20/35	508,203

	TOTAL CORPORATE BONDS (Cost $20,152,278)			20,041,893

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.7%
	STUDENT LOANS — 0.7%
500,000	Massachusetts Educational Financing Authority	4.5950	07/01/31	496,075

	TOTAL MUNICIPAL BONDS (Cost $500,000)			496,075

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
361,776	First American Government Obligations Fund, Class X, 3.56% (Cost $361,776)(d)	$ 361,776

	TOTAL INVESTMENTS - 99.6% (Cost $38,623,516)	$ 67,412,055
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	258,600
	NET ASSETS - 100.0%	$ 67,670,655

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
Ltd.	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2026.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.